Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	584,395
Number of share options granted in share-based payment arrangement	1,096,685
Number of share options forfeited in share-based payment arrangement	(8,146)
Number of share options exercised in share-based payment arrangement	(127,694)
Number of share options outstanding in share-based payment arrangement	1,545,240	584,395
Expense from share-based payment transactions with employees | $	$ 11,038	$ 6,621	$ 8,444
Shares granted to Non-Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	75,636
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(75,636)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 1,041	$ 861	665
Shares granted to Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	170,330
Number of share options granted in share-based payment arrangement	257,665
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(52,058)
Number of share options outstanding in share-based payment arrangement	375,937	170,330
Expense from share-based payment transactions with employees | $	$ 3,560	$ 800	800
VCP
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 2,016	$ 4,098	5,705
LTIP for executives
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	571,984
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	571,984	0
Expense from share-based payment transactions with employees | $	$ 2,111	$ 0	0
Year Of Issuance 2022 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	191,400
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	191,400	0
Expense from share-based payment transactions with employees | $	$ 619	$ 0	0
Year of issuance 2020 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	414,065
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	(8,146)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	405,919	414,065
Expense from share-based payment transactions with employees | $	$ 1,691	$ 862	1,274
Issuance [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	414,065
Number of share options granted in share-based payment arrangement	191,400
Number of share options forfeited in share-based payment arrangement	(8,146)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	597,319	414,065
Expense from share-based payment transactions with employees | $	$ 2,310	$ 862	$ 1,274